Employee Benefit Plans - Narrative (Details)	12 Months Ended
Dec. 31, 2012
Valero Savings Plan
Defined contribution plan minimum contribution per employee offered, percent	1.00%
Defined contribution plan, employers matching contribution, annual vesting percentage	60.00%
Defined benefit plan, contributions by employer	6.00%
Defined contribution plan, employer discretionary contribution amount	3.50%
Valero Savings Plan | Maximum
Defined contribution plan, maximum annual contribution per employee, percent	30.00%
Defined contribution plan, employer discretionary contribution amount	5.00%
Valero Energy Corporation Thrift Plan
Defined contribution plan, employers matching contribution, annual vesting percentage	100.00%
Defined benefit plan, contributions by employer	6.00%
Ultramar Ltd. Savings Plan
Defined contribution plan, employers matching contribution, annual vesting percentage	50.00%
Defined benefit plan, contributions by employer	6.00%
Defined contribution plan, employer contribution, percent	9.00%
Ultramar Ltd. Savings Plan | Maximum
Defined benefit plan, contributions by employer	12.00%